Insurance and reinsurance contracts - Adjusted shareholders' equity (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Shareholders' equity	$ 17,492	$ 17,823
CSM, net of reinsurance	21,960	21,012
Remove: CSM asset attaching to reinsurance contracts wholly attributable to policyholders	789	1,367
Remove: CSM, net of reinsurance, attributable to non-controlling interests	(977)
Shareholders' CSM, net of reinsurance	21,772	22,379
Less: Related tax adjustments	(2,604)	(2,856)
Adjusted total comprehensive equity	36,660	37,346
Excluding JVs and associates
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Shareholders' equity	15,080	15,883
CSM, net of reinsurance	19,920	18,839
Remove: CSM asset attaching to reinsurance contracts wholly attributable to policyholders	789	1,367
Remove: CSM, net of reinsurance, attributable to non-controlling interests	(977)
Shareholders' CSM, net of reinsurance	19,732	20,206
Less: Related tax adjustments	(2,134)	(2,347)
Adjusted total comprehensive equity	32,678	33,742
Group's share relating to JVs and associates
Disclosure of reconciliation of changes in insurance contracts by remaining coverage and incurred claims [line items]
Shareholders' equity	2,412	1,940
CSM, net of reinsurance	2,040	2,173
Shareholders' CSM, net of reinsurance	2,040	2,173
Less: Related tax adjustments	(470)	(509)
Adjusted total comprehensive equity	$ 3,982	$ 3,604